Acquisitions, Goodwill and Intangible Assets - Changes in the Group's Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in the Group's goodwill by segment
Balance at the beginning of the year	$ 29,346,000	$ 13,420,000
Impairment		(10,554,000)
Currency translation adjustment	(357,000)	(672,000)
Balance at the end of the year	28,989,000	29,346,000	$ 13,420,000
Impairment of goodwill	0	10,600,000	0
Advertising & Marketing
Changes in the Group's goodwill by segment
Balance at the beginning of the year	29,346,000	2,318,000
Currency translation adjustment	(357,000)	(124,000)
Balance at the end of the year	$ 28,989,000	29,346,000	2,318,000
Value-added services
Changes in the Group's goodwill by segment
Balance at the beginning of the year		11,102,000
Impairment		(10,554,000)
Currency translation adjustment		(548,000)
Balance at the end of the year			$ 11,102,000
Yizhibo
Changes in the Group's goodwill by segment
Acquisition of Yizhibo		27,152,000
Yizhibo | Advertising & Marketing
Changes in the Group's goodwill by segment
Acquisition of Yizhibo		$ 27,152,000